SUPPLEMENTARY INFORMATION	12 Months Ended
Dec. 31, 2011
SUPPLEMENTARY INFORMATION [Abstract]
SUPPLEMENTARY INFORMATION
NOTE 13 -	SUPPLEMENTARY INFORMATION

	December 31
	2 0 1 1	2 0 1 0
	$ in thousands

A. Accounts receivable

(1) Trade - allowance for doubtful accounts:

Balance at beginning of year	9	688
Charged to statement of operations	54	(41)
Write-off of uncollectible amounts		(638)
Balance at end of year	63	9

(2) Other:

Prepaid expenses	52	33
Israeli Government departments and agencies	69	37
	121	70

	December 31
	2 0 1 1	2 0 1 0
	$ in thousands

B. Accounts payable and accruals - other:

Employees and employee institutions	52	66
Israeli Government departments and agencies	154	147
Provision for vacation and recreation pay	63	46
Provision for product warranty	57	37
Liability for commissions to agents	39	4
Accrued expenses and sundry	46	83
	411	383

C.	Credit from banks:

	% interest rate	December 31
	as of	2 0 1 1	2 0 1 0
	December 31, 2011	$ in thousands
Short-term loans from banks:
Linked to the Dollar	2.5	190	170
Linked to the Euro
		190	170

During May 2010, the Company signed new agreements with Bank Le'umi Le'Israel BM and Bank Hapoalim BM (the "Banks"), for the restructuring of its bank debt. Pursuant to the agreements with the Banks, the Banks will forgive approximately $2.4M of debt from the Company and its subsidiary ScanMaster Systems (IRT) Ltd. ("ScanMaster Ltd."), and have agreed to the repayment of by the Company $1M over 5 years and a further $600K over 10 years.

D.	Cost of revenues

	Year ended December 31
	2 0 1 1	2 0 1 0	2 0 0 9
	$ in thousands
Industrial operations:
Materials consumed	1,063	945	1,005
Payroll and related expenses	362	318	410
Subcontracted work	160	158	106
Depreciation and amortization	2	208	19
Other production expenses	416	211	158
Royalties (see Note 10a)	17	120	76
	2,020	1,960	1,774

E.	Financial expenses, net

	Year ended December 31
	2 0 1 1	2 0 1 0	2 0 0 9
	$ in thousands
Income:
Interest in respect of bank
Deposits and securities	-	-	-
Exchange differences	3	-	9
Other	120	-	11
	123	-	20
Expenses:
Interest
In respect of liability to related parties	9	-
In respect of credit from banks	82	69	72
Exchange differences	-	156	-
Other	-	66	73
	92	291	145

	(31)	291	125